Taxes On Income (Schedule Of Income (Loss) Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Domestic	$ (19,497)	$ (6,776)	$ 5,259
Foreign	(3,520)	(3,902)	2,611
Income (loss) before income tax expense	$ (23,017)	$ (10,678)	$ 7,870